Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) site	Mar. 31, 2016 EUR (€) site	Mar. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites	65	65
Number of national priority list	15	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	59	59
Incurred and claims to be resolved over extended period of time	30 years	30 years
Environmental reserves | $	$ 38			$ 37
Exceptional non-tax deductible charge	502	€ 450
Guarantees at carrying value | $	371			$ 316
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies	1,400		€ 1,200
Bonds guaranteed by FCA	$ 1,200		€ 1,100